Note 5 - Allowance for Loan Losses - Net Charge-offs (Recoveries) by Portfolio (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net chargeoffs	$ (627)	$ 1,631	$ 505
Commercial Real Estate Portfolio Segment [Member]
Net chargeoffs	(253)	494	262
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Net chargeoffs	(14)	27	(6)
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Net chargeoffs	(1)	(1)	0
Commercial Real Estate Portfolio Segment [Member] | Family Mortgages 1-4 [Member]
Net chargeoffs	(71)	(76)	243
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member]
Net chargeoffs	(167)	544	25
Commercial Portfolio Segment [Member]
Net chargeoffs	28	165	182
Commercial Portfolio Segment [Member] | Commercial and Industrial Loans [Member]
Net chargeoffs	31	165	182
Commercial Portfolio Segment [Member] | Farm Production and Other Farm Loans [Member]
Net chargeoffs	(3)	0	0
Consumer Portfolio Segment [Member]
Net chargeoffs	(402)	972	61
Consumer Portfolio Segment [Member] | Credit Cards [Member]
Net chargeoffs	46	19	39
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Net chargeoffs	$ (448)	$ 953	$ 22